Financial Risk Management - Disclosure of Rate Of Fluctuation In The Per Stock Price Of The Equity Securities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Rate Of Fluctuation In The Per Stock Price Of The Equity Securities [Line Items]
Profit before income tax	₩ 722,261	₩ 1,761,765	₩ 1,488,179
Equity	12,955,292	₩ 11,827,634	₩ 12,228,399	₩ 12,155,196
Decrease By 10 Percent [Member]
Disclosure of Rate Of Fluctuation In The Per Stock Price Of The Equity Securities [Line Items]
Profit before income tax	0
Equity	(71,077)
Increase By 10 Percent [Member]
Disclosure of Rate Of Fluctuation In The Per Stock Price Of The Equity Securities [Line Items]
Profit before income tax	0
Equity	₩ 71,077